Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating Leases
Other revenues (voyage revenues, loss of hire insurance recoveries and other income)	$ 3,900	$ 171	$ 12,147	$ 180
Total revenues	73,824	63,959	145,004	129,155
Time charter revenues (service element included)
Operating Leases
Revenue from contract with customers	61,667	52,325	113,325	106,170
Bareboat revenues
Operating Leases
Revenue from contract with customers	8,257	11,463	19,532	22,805
Time charter and bareboat revenues
Operating Leases
Revenue from contract with customers	$ 69,924	$ 63,788	$ 132,857	$ 128,975